Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 1,815,045	$ 2,050,151
1 year or less
Borrowings
Undiscounted cash flow of principal and estimated interest	294,299	278,427
1 to 2 years
Borrowings
Undiscounted cash flow of principal and estimated interest	239,443	252,961
2 to 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	569,488	622,876
Over 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 711,815	$ 895,887